Horizon Equity Premium Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 5.8%
Bank of America Corp.	31,354	$1,445,419
Citigroup, Inc.	8,780	701,961
JPMorgan Chase & Co. (a)	11,391	3,014,628
PNC Financial Services Group, Inc.	1,807	346,799
Truist Financial Corp.	6,274	290,800
US Bancorp	7,439	348,889
Wells Fargo & Co.	14,764	1,156,317
		7,304,813

Consumer Discretionary Products - 1.9%
DR Horton, Inc.	1,450	183,874
Ford Motor Co.	28,722	274,295
General Motors Co.	5,183	254,641
Lennar Corp., - Class A	1,460	174,660
Millrose Properties, Inc. (b)	736	16,825
Nike, Inc. - Class B	7,447	591,515
Tesla, Inc. (b)	3,018	884,214
		2,380,024

Consumer Discretionary Services - 2.2%
Las Vegas Sands Corp.	5,230	233,833
Marriott International, Inc. - Class A	1,239	347,478
McDonald's Corp.	3,648	1,124,788
Starbucks Corp.	6,835	791,561
Yum! Brands, Inc.	1,895	296,321
		2,793,981

Consumer Staple Products - 4.7%
Altria Group, Inc.	5,645	315,273
Coca-Cola Co.	17,124	1,219,400
Colgate-Palmolive Co.	1,195	108,948
Constellation Brands, Inc. - Class A	461	80,905
General Mills, Inc.	1,859	112,693
Hershey Co.	621	107,253
Keurig Dr Pepper, Inc.	3,600	120,672
Kimberly-Clark Corp.	824	117,016
Kraft Heinz Co.	3,622	111,232
Mondelez International, Inc. - Class A	3,078	197,700
PepsiCo, Inc.	5,468	839,174
Philip Morris International, Inc.	6,768	1,050,935
Procter & Gamble Co.	8,853	1,539,006
		5,920,207

Financial Services - 6.6%
American Express Co.	1,884	567,009
Ameriprise Financial, Inc.	260	139,698
Bank of New York Mellon Corp.	2,519	224,065
Blackrock, Inc.	584	571,023
Blackstone, Inc.	2,678	431,586
Capital One Financial Corp.	981	196,740
Charles Schwab Corp.	5,132	408,148
CME Group, Inc.	1,788	453,741
Goldman Sachs Group, Inc.	1,264	786,575
Intercontinental Exchange, Inc.	1,424	246,679
KKR & Co., Inc.	1,335	181,013
MasterCard, Inc. - Class A	1,721	991,829
Moody's Corp.	315	158,741
Morgan Stanley	7,533	1,002,718
S&P Global, Inc.	609	325,048
Visa, Inc. - Class A	4,523	1,640,537
		8,325,150

Health Care - 11.4%
Abbott Laboratories	1,473	203,289
AbbVie, Inc.	8,965	1,873,954
Amgen, Inc.	2,361	727,330
Becton Dickinson & Co.	920	207,488
Boston Scientific Corp. (b)	1,938	201,145
Bristol-Myers Squibb Co.	11,372	677,999
Cigna Group	980	302,673
CVS Health Corp.	6,579	432,372
Danaher Corp.	571	118,631
Elevance Health, Inc.	676	268,291
Eli Lilly & Co. (a)	1,733	1,595,452
Gilead Sciences, Inc.	6,427	734,670
HCA Healthcare, Inc.	584	178,879
Humana, Inc.	301	81,396
Intuitive Surgical, Inc. (b)	530	303,769
Johnson & Johnson	11,776	1,943,276
McKesson Corp.	221	141,497
Medtronic PLC	6,333	582,763
Merck & Co., Inc.	10,630	980,617
Pfizer, Inc.	4,045	106,909
Regeneron Pharmaceuticals, Inc.	116	81,054
Stryker Corp.	978	377,694
Thermo Fisher Scientific, Inc.	638	337,476
UnitedHealth Group, Inc.	3,060	1,453,378
Vertex Pharmaceuticals, Inc. (b)	309	148,255
Zoetis, Inc.	1,177	196,841
		14,257,098

Industrial Products - 5.3%
3M Co.	2,344	363,601
Amphenol Corp. - Class A	5,648	376,157
Carrier Global Corp.	2,447	158,566
Caterpillar, Inc.	1,527	525,212
Deere & Co.	890	427,903
Eaton Corp. PLC	1,100	322,652
Emerson Electric Co.	1,917	233,126
General Dynamics Corp.	979	247,295
General Electric Co.	2,419	500,685
Honeywell International, Inc.	2,455	522,645
Illinois Tool Works, Inc.	1,136	299,881
Johnson Controls International PLC	2,481	212,523
L3Harris Technologies, Inc.	697	143,659
Lockheed Martin Corp.	1,052	473,789
Northrop Grumman Corp.	510	235,487
Otis Worldwide Corp.	1,280	127,718
PACCAR, Inc.	2,693	288,797
Parker-Hannifin Corp.	344	229,968
RTX Corp.	5,626	748,202
Trane Technologies PLC	576	203,731
		6,641,597

Industrial Services - 2.4%
Automatic Data Processing, Inc.	1,606	506,179
Cintas Corp.	850	176,375
CSX Corp.	5,786	185,210
FedEx Corp.	843	221,625
Paychex, Inc.	1,655	251,014
Republic Services, Inc.	813	192,697
Union Pacific Corp.	2,395	590,823
United Parcel Service, Inc. - Class B	4,391	522,661
United Rentals, Inc.	166	106,625
Waste Management, Inc.	1,194	277,939
		3,031,148

Insurance - 3.1%
Aflac, Inc.	1,751	191,682
Allstate Corp.	778	154,939
American International Group, Inc.	1,958	162,397
Aon PLC - Class A	390	159,557
Arthur J Gallagher & Co.	427	144,215
Berkshire Hathaway, Inc. - Class B (b)	3,251	1,670,461
Chubb Ltd.	1,121	320,023
Marsh & McLennan Cos., Inc.	1,336	317,754
MetLife, Inc.	2,681	231,049
Progressive Corp.	755	212,910
Prudential Financial, Inc.	1,502	172,880
Travelers Cos., Inc.	605	156,386
		3,894,253

Materials - 1.7%
Air Products & Chemicals, Inc.	943	298,130
DuPont de Nemours, Inc.	1,447	118,321
Ecolab, Inc.	713	191,804
Freeport-McMoRan, Inc.	3,934	145,204
Linde PLC	1,436	670,684
LyondellBasell Industries NV - Class A	1,713	131,610
Newmont Goldcorp Corp.	4,169	178,600
Nucor Corp.	705	96,916
PPG Industries, Inc.	887	100,426
Sherwin-Williams Co.	583	211,203
		2,142,898

Media - 8.7%
Airbnb, Inc. - Class A (b)	1,671	232,052
Alphabet, Inc. - Class A (a)	23,420	3,987,958
Booking Holdings, Inc.	106	531,697
Comcast Corp. - Class A	24,680	885,518
Meta Platforms, Inc. - Class A (a)	5,032	3,362,382
Netflix, Inc. (b)	987	967,813
Uber Technologies, Inc. (b)	3,280	249,313
Walt Disney Co.	6,168	701,918
		10,918,651

Oil & Gas - 3.6%
Chevron Corp.	7,367	1,168,554
ConocoPhillips	2,679	265,623
EOG Resources, Inc.	891	113,104
Exxon Mobil Corp.	18,787	2,091,557
Marathon Petroleum Corp.	696	104,525
Occidental Petroleum Corp.	1,892	92,405
ONEOK, Inc.	1,365	137,032
Phillips 66	838	108,680
Schlumberger, Ltd.	2,458	102,400
Valero Energy Corp.	790	103,277
Williams Cos., Inc.	2,723	158,424
		4,445,581

Retail & Wholesale - Discretionary - 5.4%
Amazon.com, Inc. (a)(b)	16,702	3,545,501
Home Depot, Inc.	4,550	1,804,530
Lowe's Cos., Inc.	2,508	623,589
Ross Stores, Inc.	1,645	230,826
TJX Cos., Inc.	4,520	563,915
		6,768,361

Retail & Wholesale - Staples - 2.5%
Archer-Daniels-Midland Co.	1,838	86,754
Costco Wholesale Corp.	619	649,090
Kroger Co.	2,232	144,678
Sysco Corp.	1,618	122,224
Target Corp.	845	104,983
Walmart, Inc. (a)	20,973	2,068,147
		3,175,876

Software & Tech Services - 10.9%
Accenture PLC - Class A	2,744	956,284
Adobe, Inc. (b)	1,055	462,681
International Business Machines Corp.	5,830	1,471,725
Intuit, Inc.	859	527,289
Microsoft Corp. (a)	16,629	6,601,547
Oracle Corp.	9,203	1,528,250
Palo Alto Networks, Inc. (b)	2,048	390,001
Roper Technologies, Inc.	606	354,207
Salesforce, Inc.	2,850	848,872
ServiceNow, Inc. (b)	544	505,789
		13,646,645

Tech Hardware & Semiconductors - 18.6%
Advanced Micro Devices, Inc. (b)	2,638	263,431
Analog Devices, Inc.	2,554	587,573
Apple, Inc. (a)	28,012	6,774,422
Applied Materials, Inc.	2,655	419,676
Arista Networks, Inc. (b)	4,343	404,116
Broadcom, Inc. (a)	15,460	3,083,188
Cisco Systems, Inc.	24,658	1,580,824
Corning, Inc.	8,428	422,664
Garmin, Ltd.	1,307	299,212
Hewlett Packard Enterprise Co.	16,461	326,092
HP, Inc.	10,469	323,178
KLA Corp.	551	390,571
Lam Research Corp.	5,027	385,772
Micron Technology, Inc.	3,580	335,195
Motorola Solutions, Inc.	1,013	445,943
NVIDIA Corp. (a)	40,955	5,116,099
QUALCOMM, Inc.	4,866	764,789
TE Connectivity PLC	2,458	378,606
Texas Instruments, Inc.	5,046	988,966
		23,290,317

Telecommunications - 2.2%
T-Mobile US, Inc.	5,192	1,400,230
Verizon Communications, Inc.	29,949	1,290,802
		2,691,032

Utilities - 2.8%
American Electric Power Co., Inc.	2,594	275,094
Consolidated Edison, Inc.	1,541	156,442
Constellation Energy Corp.	595	149,074
Dominion Energy, Inc.	4,345	246,014
Duke Energy Corp.	3,795	445,874
Edison International	1,747	95,107
Exelon Corp.	5,035	222,547
NextEra Energy, Inc.	9,423	661,212
Public Service Enterprise Group, Inc.	2,178	176,745
Sempra	2,751	196,889
Southern Co.	5,301	475,977
WEC Energy Group, Inc.	1,466	156,407
Xcel Energy, Inc.	2,636	190,056
		3,447,438
TOTAL COMMON STOCKS (Cost $94,159,386)		125,075,070

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.28% (c)	237,675	237,675
TOTAL SHORT-TERM INVESTMENTS (Cost $237,675)		237,675

TOTAL INVESTMENTS - 100.0% (Cost $94,397,061)		125,312,745
Liabilities in Excess of Other Assets - (0.0)% (d)		(10,861)
TOTAL NET ASSETS - 100.0%		$125,301,884
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $27,360,268, which is 21.84% of the total net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of net assets.

Horizon Equity Premium Income Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index, Expiration: 03/06/2025; Exercise Price: $6,010.00 (a)(b)	$(83,363,000)	(140)	$(287,700)
TOTAL WRITTEN OPTIONS (Premiums received $185,950)			$(287,700)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Equity Premium Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$125,075,070	$–	$–	$125,075,070
Money Market Funds	237,675	–	–	237,675
Total Investments	$125,312,745	$–	$–	$125,312,745

Liabilities:
Investments:
Written Options	$–	$(287,700)	$–	$(287,700)
Total Investments	$–	$(287,700)	$–	$(287,700)

Refer to the Schedule of Investments for further disaggregation of investment categories.